SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 1)	6 Months Ended
Jun. 30, 2022 $ / shares shares
Stock options [Member]
Statement [Line Items]
Stock Options Exercisable	3,382,250
Stock Options Outstanding	5,181,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	2.54
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	3.30
Stock options [Member] | September 20, 2022 [Member]
Statement [Line Items]
Expiry Date	Sep. 20, 2022
Stock Options Exercisable	880,000
Exercise Price | $ / shares	$ 1.98
Stock Options Outstanding	880,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	0.22
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	0.22
Stock options [Member] | August 28, 2023 [Member]
Statement [Line Items]
Expiry Date	Aug. 28, 2023
Stock Options Exercisable	105,000
Exercise Price | $ / shares	$ 1.30
Stock Options Outstanding	105,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	1.16
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	1.16
Stock options [Member] | August 21, 2024 [Member]
Statement [Line Items]
Expiry Date	Aug. 21, 2024
Stock Options Exercisable	126,000
Exercise Price | $ / shares	$ 0.79
Stock Options Outstanding	126,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	2.15
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	2.15
Stock options [Member] | August 4, 2025 [Member]
Statement [Line Items]
Expiry Date	Aug. 04, 2025
Stock Options Exercisable	1,680,000
Exercise Price | $ / shares	$ 1.64
Stock Options Outstanding	1,680,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	3.10
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	3.10
Stock options [Member] | March 25, 2027 [Member]
Statement [Line Items]
Expiry Date	Mar. 25, 2027
Stock Options Exercisable	591,250
Exercise Price | $ / shares	$ 1.20
Stock Options Outstanding	2,365,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	4.74
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	4.74
Stock Option [Member] | May 4, 2027 [Member]
Statement [Line Items]
Expiry Date	May 04, 2027
Stock Options Exercisable	0
Stock Options Outstanding	25,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	4.85
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	4.85
Exercise price | $ / shares	$ 0.92